Document and Entity Information	6 Months Ended
	Nov. 30, 2011	May 25, 2012
Document And Entity Information
Entity Registrant Name	Big Three Restaurants, Inc.
Entity Central Index Key	0001499855
Document Type	10-Q
Document Period End Date	Nov 30, 2011
Amendment Flag	true
Amendment Description	To update the Financials
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		20,702,732
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Nov. 30, 2011	May 31, 2011
Current Assets
Cash in Bank	$ 10,168	$ 193
Accounts receivable, net of allowance for doubtful accounts of $6,600 at November 30, 2011	99,360	0
Inventory	11,089	0
Other Current Assets	4,238	0
Total Current Assets	124,855	193
Plant, property, and equipment, net of accumulated depreciation of $5,252 at November 30, 2011	141,802	0
Other Assets
Identifiable Intangible Assets, net of accumulated amortization of $79,775 at November 30, 2011	3,111,225	0
Due from stockholder		0
Goodwill	971,971	0
Trademarks	5,000	5,000
Other long term assets	355	0
Total Other Assets	4,088,551	5,000
Total Assets	4,355,208	5,193
Current Liabilities
Accrued payroll and related	212,214	123,158
Accounts Payable (including related party balance of $152,674 and $90,174 at November 30, 2011 and May 31, 2011, respectively)	290,783	134,682
Line of credit	49,660	0
Notes payable	3,740,703	0
Deferred revenue	20,000	0
Other current liabilities (including related party balance of $17,400)	64,385	0
Total Current Liabilities	4,377,745	257,840
Long Term Liabilities
Notes Payable	369,742	0
Deferred Revenue	114,000	0
Other long term liabilities	25,919	0
Total Long Term Liabilities	509,661	0
Total Liabilities	4,887,406	257,840
Shareholders' Equity (Deficit)
Common Stock, $0.01 par value; 500,000,000 shares authorized; 20,404,000 and 16,855,600 shares issued and outstanding at November 30, 2011 and May 31, 2011, respectively	204,040	168,556
Additional Paid-in Capital	1,458,103	615,687
Prepaid stock services	(141,875)	(100,000)
Accumulated deficit	(2,052,466)	(936,890)
Total Shareholders' Equity (Deficit)	(532,198)	(252,647)
Total Liabilities and Shareholders' Equity	$ 4,355,208	$ 5,193

Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2011	May 31, 2011
Assets
Allowance for doubtful accounts	$ 6,600	$ 0
Accumulated depreciation	5,252	0
Accumulated amortization	79,775	0
Current Liabilities
Accounts Payable, related party	$ 152,674	$ 90,174
Shareholders' Equity
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	20,404,000	16,855,600
Common stock shares outstanding	20,404,000	16,855,600

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010
Revenues
Pizza restaurant and sports bar	$ 454,277	$ 0	$ 454,277	$ 0
Franchising operations	164,480	0	164,480	0
Pasta sauces and salsa distribution	19,439	32,386	53,522	60,181
Total revenues	638,196	32,386	672,279	60,181
Cost of Sales
Pizza restaurant and sports bar	188,471	0	188,471	0
Pasta sauces and salsa distribution	15,416	23,689	42,094	46,442
Total cost of goods sold	203,887	23,689	230,565	46,442
Gross Profit	434,309	8,697	441,714	13,739
Expenses
General and Administrative Expenses	1,273,357	333,253	1,448,566	502,495
Loss from operations	(839,048)	(324,556)	(1,006,852)	(488,756)
Interest expense	108,721	0	108,721	0
Net Loss	$ (947,769)	$ (324,556)	$ (1,115,573)	$ (488,756)
Basic and diluted loss per share	$ (0.05)	$ (0.02)	$ (0.06)	$ (0.03)
Basic and diluted weighted average common shares outstanding	19,921,481	16,755,600	18,627,825	16,305,327

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,115,573)	$ (488,756)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Amortization expense	79,775	0
Depreciation expense	5,252	0
Stock based compensation	760,367	431,912
Changes in assets and liabilities:
Accounts Receivable	(4,163)	5,881
Inventory	0	694
Prepaid expenses and other	(4,236)	0
Accrued payroll and related	148,840	0
Accounts Payable	55,512	50,234
Other Liabilities	24,537	0
Deferred revenue	50,250	0
Net cash provided (used) by operating activities	561	(35)
Cash flows from investing activities:
Cash received in acquisition of Westshore businesses	13,490	0
Cash paid for the purchase of fixed assets	(3,466)	0
Net cash provided by investing activities	10,024	0
Cash flows from financing activities:
Net payments and proceeds from line of credit	(340)	0
Principal payments on long term debt	(1,270)	0
Sale of common stock	1,000	0
Net cash provided by financing activities	(610)	0
Net increase (decrease) in cash	9,975	(35)
Cash at beginning of period	193	298
Cash at end of period	10,168	263
Supplemental disclosures of non-cash investing and financing activities:
Stock issued in exchange for payment of expenses by JVW Entertainment, Inc.	0	70,689
Common Stock issued related to closing Westshore contracts and extending note maturity dates.	280,000	0
Common Stock issued for services	516,442	250,000
Common Stock issued in exchange for settlement of a liability	74,658	0
Capital contribution for prepaid expenses by JVW Entertainment, Inc.	0	3,500
Capital contribution for payment of expenses by JVW Entertainment, Inc.	$ 5,800	$ 71,099

Nature of Business	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Nature of Business

Big Three Restaurants, Inc. (the "Company") is a marketing Company, incorporated in Florida on July 28, 2009, with headquarters in Orlando, Florida. The Company sells its own line of gourmet pasta sauces and salsas. The Company is the sole owner of two subsidiaries, Bobby V's Original Westshore Pizza, LLC ("Bobby V's), incorporated in Florida, on August 27, 2008, and Philly Westshore Franchising Enterprises, Inc. ("Philly"), organized in Florida, on March 30, 2008. Bobby V's is a pizza and sandwich sports bar located in Tampa, Florida. Philly, headquartered in Tampa Florida, franchises pizza and sandwich sports bar restaurants primarily in Florida, Georgia, and Ohio. Bobby V's and Philly are referred to together as the "Westshore Companies". The Company’s principal assets are the pasta sauce recipes developed by one of its founders, the pizza and sandwich sports bar's reputation, customer base, inventory and equipment, and franchise contracts and related receivables.

Basis of Presentation and Going Concern	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Basis of Presentation and Going Concern

While the information presented in the accompanying interim condensed consolidated financial statements is unaudited, it includes all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). These interim consolidated financial statements follow the same accounting policies and methods of application as used in the May 31, 2011 audited financial statements of the Company. All adjustments are of a normal, recurring nature. Interim consolidated financial statements and the notes thereto do not contain all of the disclosures normally found in year-end audited consolidated financial statements, and these notes to interim condensed consolidated financial statements are abbreviated and contain only certain disclosures related to the six month period ended November 30, 2011. It is suggested that these interim consolidated financial statements be read in conjunction with the Company’s year-end audited May 31, 2011 financial statements. Operating results for the six month period ended November 30, 2011 are not necessarily indicative of the results that can be expected for the year ending May 31, 2012.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets and to meet its liabilities as they become due.

The Company has incurred net losses during the six months ended November 30, 2011 and November 30, 2010 of $1,115,573 and $488,756 respectively. To continue as a going concern, the Company plans to raise funds through private placements and public stock offerings. These funds will be used for marketing, to retire promissory notes issued to purchase the Westshore Companies, and for payment of general and administrative expenses. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Restatement of Consolidated Financial Statements	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Restatement of Consolidated Financial Statements

The financial statements as of and for the three and six months ended November 30, 2011 have been restated resulting from a financial statement review by our independent auditors. During the financial statement review process, our newly acquired subsidiary's financial statements were adjusted to remove assets and liabilities that were found not to be components of the purchased businesses. The subsidiary financial statements were also adjusted for accruals and deferrals that were identified during our subsidiary's financial statement audit for the calendar year 2011, which were concluded during March 14, 2012. The following schedule illustrates the effects on the consolidated financial statements:

	As Previously	Adjustments
	Reported	to Restate	As Restated
Consolidated Balance Sheet As of November 30, 2011:
Assets
Current assets
Cash in bank	$10,168	$-	$10,168
Accounts receivable	118,513	(19,153)	99,360
Prepaid expenses	35,509	(35,509)	-
Inventory	-	11,089	11,089
Other current assets	11,089	(6,851)	4,238
Total current assets	175,279	(50,424)	124,855
Plant, property, and equipment	52,497	89,305	141,802
Other assets
Prepaid expenses	69,249	(69,249)	-
Identifiable intangible assets, net of accumulated amortization	3,111,225	-	3,111,225
Due from stockholder	404,650	(404,650)	-
Goodwill	441,071	530,900	971,971
Trademarks	5,000	-	5,000
Other long term assets	-	355	355
Total other assets	4,031,195	57,356	4,088,551
Total assets	$4,258,971	$96,237	$4,355,208
Liabilities and shareholders' equity (deficit)
Current liabilities
Accrued payroll and related	$198,671	$13,543	$212,214
Accounts payable	217,561	73,222	290,783
Line of credit	-	49,660	49,660
Notes payable	3,737,334	3,369	3,740,703
Deferred revenue	-	20,000	20,000
Other current liabilities	41,341	23,044	64,385
Total current liabilities	4,194,907	182,838	4,377,745
Long term liabilities
Notes payable	421,254	(51,512)	369,742
Deferred revenue	20,000	94,000	114,000
Other long term liabilities	-	25,919	25,919
Total long term liabilities	441,254	68,407	509,661
Total liabilities	4,636,161	251,245	4,887,406
Shareholders' equity (deficit)
Common stock	204,240	(200)	204,040
Additional paid-in capital	1,442,791	15,312	1,458,103
Prepaid stock services	-	(141,875)	(141,875)
Accumulated deficit	(2,024,221)	(28,245)	(2,052,466)
Total shareholders' equity (deficit)	(377,190)	(155,008)	(532,198)
Total liabilities and shareholders' equity (deficit)	$4,258,971	$96,237	$4,355,208

	As Previously	Adjustments
	Reported	to Restate	As Restated
Consolidated Statement of Operations for the Three Months
Ended November 30, 2011:
Revenues	$643,586	$(5,390)	$638,196
Cost of sales	203,887	-	203,887
Gross profit	439,699	(5,390)	434,309
General and administrative expenses	1,355,702	82,345	1,273,357
Loss from operations	(916,003)	76,955	(839,048)
Interest expense	-	108721	108,721
Net loss	$(916,003)	$(31,766)	$(947,769)
Basic and diluted loss per share	$(0.05)	$-	$(0.05)

Consolidated Statement of Operations for the Six Months
Ended November 30, 2011:
Revenues	$677,669	$(5,390)	$672,279
Cost of sales	230,565	-	230,565
Gross profit	447,104	(5,390)	441,714
General and administrative expenses	1,530,911	82,345	1,448,566
Loss from operations	(1,083,807)	76,955	(1,006,852)
Interest expense	-	108721	108,721
Net loss	$(1,083,807)	$(31,766)	$(1,115,573)
Basic and diluted loss per share	$(0.06)	$-	$(0.06)

Significant Accounting Policies	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the period. Management routinely makes judgments and estimates about the effects of matters that are inherently uncertain. Estimates that are critical to the accompanying consolidated financial statements include estimates related to classification of expenditures as either an asset or expense, valuation of deferred tax assets, and the likelihood of loss contingencies. Management bases its estimates and judgments on experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Estimates and assumptions are revised periodically and the effects of revisions are reflected in the consolidated financial statements in the period it is determined to be necessary. Actual results may differ materially from these estimates under different assumptions or conditions.

Consolidation

The consolidated financial statements include the accounts of Big Three Restaurants, Inc. and its wholly owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain accounts in the prior-year end financial statements have been reclassified for comparative purposes to conform with the presentation of the current-year consolidated financial statements.

Inventory

Inventories of food, beverage, and paper supplies are stated at the lower of cost or market using the first-in, first-out (FIFO) method.

Plant, Property and Equipment

Plant, property and equipment are stated at cost.  Depreciation of plant, property and equipment is calculated on the straight-line method over the estimated useful lives of the respective assets, generally seven years.  Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.  Maintenance and repair costs are charged to expense as incurred and significant replacements and improvements are capitalized.  When plant, property and equipment are sold or otherwise disposed, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  No impairment charges were considered necessary during the period ended November 30, 2011.

Goodwill

Goodwill is reviewed for possible impairments at least annually or more frequently upon the occurrence of an event or when circumstances indicate that goodwill may be impaired.  Goodwill impairment is identified by comparing the fair value of the reporting unit to its carrying value.  If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the implied fair value of the goodwill within the reporting unit is less than its carrying value.  No impairment was considered necessary during the period ended November 30, 2011.

Revenue Recognition

The Company accounts for revenue recognition in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB 101) and FASB ASC 605 Revenue Recognition.  The Company recognizes revenue for the pasta sauces and salsas operation, when rights and risk of ownership have passed to the customer, when there is persuasive evidence of an arrangement, product has been shipped or delivered to the customer, the price and terms are finalized, and collections of resulting receivable is reasonably assured.  Pasta sauces and salsa products are primarily shipped FOB shipping point at which time title passes to the customer. The Company recognizes revenue for the pizza and sports bar operation at the point of sale. The Company recognizes franchise fee revenue when all material services or conditions relating to the sale have been substantially performed or satisfied, and franchise royalty fees are earned and recognized monthly. Deferred revenue results when franchise fee revenues are received in advance and  substantial performance of franchisor obligations have not been completed. Territory agreements provide for the development of a specified number of franchised restaurants within a defined geographic territory. Territory agreements are recognized ratably over the term of the agreements, which are typically ten years.

Share-Based Compensation

U.S. GAAP requires companies to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award.

The Company accounts for common stock warrants granted based on the fair market value of the instrument using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the common stock warrants, risk-free interest rates, and expected dividend yield at the grant date.  Expected stock price volatility is based on a calculated value which was determined through the weighted average stock price volatilities of appropriate peer companies. The expected term of the common stock warrants granted is equal to the estimated life of the warrants. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the common stock warrants. The Company does not expect to pay any dividends.

Income Taxes

Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates.

Certain guidance located within Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 740, "Income Taxes" (“ASC Topic 740”), clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC Topic 740 provides guidance on the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on the recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition. The Company had no uncertain tax positions for the three and six months ended November 30, 2011 and the three and six months ended November 30, 2010.

Net Loss Per Share

Basic loss per common share is computed based on weighted average shares outstanding and excludes any potential dilution from stock options, warrants and other common stock equivalents; this metric is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (i.e., options and warrants) were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. For the periods ended November 30, 2011 and May 31, 2011, common stock equivalents consisting of 1,000,000 outstanding warrants were not considered in the calculation of the weighted average number of common shares outstanding for diluted EPS, as they would be anti-dilutive, thereby decreasing the net loss per common share. Effective May 8, 2012, the aforementioned warrants were cancelled as further described in Subsequent Events below.

Recent Accounting Pronouncements

The Company’s management does not believe that recent codified pronouncements by the FASB or SEC will have a material impact on the Company’s current or future financial statements.

Plant, Property and Equipment	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Plant, Property and Equipment

Plant, property and equipment consist of the following as of November 30, 2011.  There were no such amounts as of May 31, 2011:

Furniture and fixtures	$2,038
Equipment	103,479
Office equipment	3,086
Signs	7,027
Leasehold improvements	31,424
147,054
Less accumulated depreciation	5,252
$141,802

Depreciation expense amounted to $5,252 and $5,252 for the three and six months ended November 30, 2011, respectively.

Notes payable	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Notes payable

Notes payable consist of the following  as of November 30, 2011.  There were no notes payable outstanding as of May 31, 2011:

Notes payable; interest accrues monthly at 2.00%;
principal and accrued interest due on
August 31, 2012; collateralized by the
equity interests of the Westshore subsidiaries	$3,687,674
Note payable; interest at 6.00%; monthly principal
and interest payments of $5,540; matures
August 1, 2013; secured by equipment	422,771
4,110,445
Less amounts currently due	3,740,703
Long term notes payable	$369,742

Line of credit	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Line of credit

The Company has a $50,000 operating line of credit with Pilot Bank, which provides for working capital financing, and is secured by all assets of the Company. The line of credit is renewable annually. Interest at a rate of 6.25% is due monthly. The outstanding balance on the line of credit was $49,660 at November 30, 2011.

Concentrations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Concentrations

The Company does a significant amount of its total pasta sauce and salsa distribution segment with a limited number of customers. Prior to the acquisition of the Westshore Companies on September 2, 2011, 100% of the Company's revenue was generated by the pasta sauce and salsa distribution segment. One customer comprised 79% of total revenues for the Company's pasta and salsa distribution segment for the three month period ended November 30, 2011.  During the three month period ended November 30, 2010, one customer comprised 75% of total revenues for the Company. During the six month period ended November 30, 2011, two customers comprised 92% of total revenues for the Company’s pasta sauce and salsa distribution segment. During the six month period ended November 30, 2010, one customer comprised 86% of total revenues for the Company. The Company outsources product manufacturing of its pasta sauce and salsa distribution operation to one manufacturer. However, the Company believes other manufacturing options are available. Effective May 8, 2012, the Company disposed of its pasta and salsa distribution operation as further described in Subsequent Events below.

There are no significant concentrations inherent in the Company's franchising operations segment or pizza restaurant and sports bar segment.

Contingencies and Commitments	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Contingencies and Commitments

In connection with the stock purchase by JVW Entertainment, Inc., the Company has entered into a Consulting Services Agreement with Joseph M. Petrella, Jr., one of the Company’s founders. The Consulting Services Agreement is for a period of five (5) years with cash payments made every two weeks totaling $75,000 per year. The agreement also calls for common stock purchase warrants to be issued in the total amount of 1,000,000 shares, exercisable for four years beginning one year after the date of the consulting agreement. The exercise amounts and prices are as follows:

200,000 shares at $0.50/share	200,000 shares at $2.00/share
200,000 shares at $0.75/share	200,000 shares at $3.00/share
200,000 shares at $1.00/share

Mr. Petrella, Jr., also entered into an Agreement Not To Compete with the Company.  No value was assigned to the non-compete agreement due to disincentives to break the non-compete, such as the Consulting Services Agreement and Mr. Petrella, Jr.'s continuing ownership interest in the Company. Effective May 8, 2012, the aforementioned Consulting Services Agreement, Agreement Not To Compete, and warrants were cancelled as further described in Subsequent Events below.

The Company entered into a Membership Units Purchase and Sale Agreement effective September 2, 2011, to acquire Vasaturo Real Estate Holdings, LLC (VREH), a corporation owned by Robert Vasaturo, Jr., for $800,000. VREH owns and leases to Bobby V's Original Westshore Pizza, LLC the real estate that on which the restaurant is located in Tampa, Florida. The closing of this transaction is subject to the extensions for the promissory notes issued to purchase the Westshore Companies and has been extended until August 31, 2012 as further described in Subsequent Events below.

The Company entered into a Stock Purchase and Sale effective September 2, 2011, to acquire Philly Westshore Franchising Enterprises, Inc. The agreement calls for the Company to issue up to 1,000,000 common stock purchase warrants to Robert Vasaturo, Jr., exercisable for one share of the Company's common stock at a price of $1.00 per share over a term of ten years from the date of issue. One hundred thousand of the common stock purchase warrants vest and become exercisable for each Bobby V's Original Westshore Pizza franchise restaurant existing on the issue date, which Philly Westshore Enterprises, Inc. repurchases within twenty-four months after the issue date, not to exceed a total of ten such restaurants. No warrants were vested as of November 30, 2011.

Related Party Transactions	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

In connection with a Consulting Services Agreement with Mr. Petrella, Jr., the Company has recorded a liability in the amount of $127,674 and $90,174, as of November 30, 2011 and May 31, 2011, which is included in accounts payable in the accompanying consolidated balance sheets. Effective May 8, 2012, the Company disposed of the pasta and salsa distribution operation. Under the terms of the related disposition agreements, all accrued and unpaid liabilities under the Consulting Services Agreement were cancelled as further described in Subsequent Events below.

The Company incurred commissions to Mr. Petrella, Jr. of $2,627 and $9,052 during the three months ended November 30, 2011 and November 30, 2010, respectively. The Company incurred commissions to Mr. Petrella, Jr. of $8,071, and $14,359, during the six months ended November 30, 2011 and November 30, 2010, respectively. These commissions are included in general and administrative expenses in the accompanying consolidated statements of operations. The commissions paid and accrued to Mr. Petrella, Jr., during the periods were considered reasonable compensation for his selling and administrative services during the period.

JVW Entertainment. Inc. paid Company expenses which were recorded as additional paid in capital during the three months ended November 30, 2011 and November 30, 2010 of $3,000 and $37,095 respectively.  JVW Entertainment. Inc. paid Company expenses which were recorded as additional paid in capital during the six months ended November 30, 2011 and November 30, 2010 of $5,800 and $145,288, respectively.

Bobby V's Original Westshore Pizza rents its building from a corporation owned by a shareholder of the Company for $5,800 per month. The Company has accrued $17,400 for such rent as of November 30, 2011, which is included in other current liabilities on the accompanying consolidated balance sheet. The Company has an agreement to acquire the corporation owned by the shareholder the closing of which has been extended to August 31, 2012 as further described in Subsequent Events below.

The Company is indebted to a shareholder in the amount of $25,000 which is included in accounts payable in the accompanying consolidated balance sheet.

A shareholder of the Company owns six of the franchisees of Philly Westshore Franchising Enterprises, Inc. The Company received royalty fees from these franchisees during the three and six month periods ended November 30, 2011 of $5,250.

The above amounts and terms of the related party transactions are not necessarily indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent parties.

Business Combinations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Business Combinations

The Company entered into the following material contracts, effective September 2, 2011.

1.	The Company purchased Bobby V’s at a price of $1,110,000, which was paid with the Company's two promissory notes due October 31, 2011, secured by the members’ interests in the acquired limited liability company. The maturity date of the notes is subject to two extensions, the last being through August 31, 2012, and can be paid by issue of shares of the Company’s common stock, at the election of the note holders. The notes were extended to December 31, 2011 on October 13, 2011, with the issuance of the 500,000 shares of the Company's common stock as discussed in item 2, below. The notes were extended to August 31, 2012 on February 8, 2012, with the issuance of the 1,000,000 shares of the Company's common stock as discussed in item 2, below. These two promissory notes, along with the promissory note issued to purchase Philly described in item 2, below, were extended in unison in exchange for the stock issued as further described in Subsequent Events below.

2.	The Company purchased Philly at a price of $2,590,000, which was paid with the Company's promissory note due October 31, 2011, secured by the common stock in the acquired corporation. The maturity date of the note is subject to two extensions, the last being through August 31, 2012, and can be paid by shares of the Company’s common stock, at the election of the holder. The note was extended to December 31, 2011 on October 13, 2011, with the issuance of 500,000 shares of the Company’s common stock. The note was extended to August 31, 2012 on February 8, 2012, with the issuance of 1,000,000 shares of the Company's common stock. This promissory note, along with the promissory notes issued to purchase Bobby V's described in item 1, above, were extended in unison in exchange for the stock issued as further described in Subsequent Events below.

The Company acquired the Westshore Companies as part of its strategy to make acquisitions that provide vertical integration with its current products.  The Company also believes the acquisitions provide revenue and expansion potential.

Bobby V’s operates one 83 seat pizza and sandwich sports bar in Tampa, Florida.  The restaurant was founded in 1994.  Unaudited gross revenues of the restaurant’s most recently ended 2010 fiscal year were $1,519,000.

Philly franchises to others pizza and sandwich sports bars in Florida, Ohio, and Georgia.  Audited gross revenues of the business’ most recently ended 2010 fiscal year were $731,000.

The Company has employed the prior owner to continue management of Bobby V’s and Philly.  The employment contract is for seven years and calls for an initial annual salary of $450,000 in the aggregate until the Company's notes given in purchase of the subsidiaries are paid and a salary of $150,000 per year after the payment of the notes. The prior owner has control over the bank accounts until the notes are paid.

The following table presents unaudited pro forma information of the results of the Company for the periods ended November 30, 2011 and November 30, 2010 as if these acquisitions had taken place at the beginning of the periods presented.

	For the Six Months Ended
	November 30, 2011	November 30, 2010
Net sales	$1,284,897	$1,112,536

Operating loss	(831,483)	(717,777)

Net loss	$(864,550)	$(892,210)

Allocation of Consideration Transferred

U.S. GAAP, requires, among other things, that the assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

The purchase price for Bobby V's and Philly was provisionally allocated to tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at acquisition date, with the excess being allocated to goodwill, in the following unaudited table:

Total purchase price	$3,700,000

Total net book value of subsidiaries acquired on September 2, 2011	(7,902)

Total franchise fees included in net book value at September 2, 2011	540,873

Difference between fair market value and net book value of fixed assets	(70,000)

Identifiable intangible assets and goodwill	4,162,971

Identifiable intangible assets	3,191,000

Goodwill	$971,971

Acquisition related expenses (included in general and administrative expenses)	$190,000

According to generally accepted accounting principles, the Company has a one year measurement period to adjust the purchase price allocation. In the accompanying consolidated financial statements the initial accounting for the business combination has not been completed because the intangible asset valuation has not been received. Accordingly, management's purchase price allocation is provisional (which may impact intangible asset valuations and the purchase price allocation), until the Company receives an independent purchase price allocation report which is expected to be delivered soon.

Segment Reporting	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Segment Reporting

Due to the nature of the business activities, and that separate information is used to manage components of operations, and that information is reported to the Company's board of directors, management has identified the following reportable segments:

1. Pizza restaurant and sports bar

2. Franchising operations

3. Pasta sauce and salsa distribution

Summarized in the following tables are net sales and operating revenues, depreciation and amortization, loss before taxes, and total assets for the Company's reportable segments for the three month and six month periods ended November 30, 2011 and November 30, 2010.

	For the Three Months Ended		For the Six Months Ended
	November 30, 2011	November 30, 2010	November 30, 2011	November 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues
Pizza restaurant and sports bar	$454,277	$-	$454,277	$-
Franchising operations	164,480	-	164,480	-
Pasta sauces and salsa distribution	19,439	32,386	53,522	60,181
Total revenues	$638,196	$32,386	$672,279	$60,181

Depreciation and amortization
Pizza restaurant and sports bar	$17,378	$-	$17,378	$-
Franchising operations	67,649	-	67,649	-
Pasta sauces and salsa distribution	-	-	-	-
Total depreciation and amortization	85,027	-	85,027	-

Loss before taxes
Pizza restaurant and sports bar	$(69,472)	$-	$(69,472)	$-
Franchising operations	(96,357)	-	(96,357)	-
Pasta sauces and salsa distribution	(13,816)	(19,107)	(34,143)	(38,120)
Combined	(179,645)	(19,107)	(199,972)	(38,120)

Corporate administration and other	(768,124)	(305,449)	(915,601)	(450,636)

Total loss before taxes	$(947,769)	$(324,556)	$(1,115,573)	$(488,756)

Assets
Pizza restaurant and sports bar	$1,317,575	$-	$1,317,575	$-
Franchising operations	3,021,946	-	3,021,946	-
Pasta sauces and salsa distribution	15,687	30,029	15,687	30,029
Total Assets	$4,355,208	$30,029	$4,355,208	$30,029

Note: Certain segment expenses have been allocated to corporate administration and other.

Subsequent Events	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Subsequent Events

On February 8, 2012, the Company issued 1,000,000 shares of restricted common stock to the owner of  Bobby V’s and Philly for an extension of the maturity date of the promissory notes issued to close the transactions described previously in notes to consolidated financial statements.  All three promissory notes were extended in unison in exchange for the stock issued. With this extension, the maturity date of the notes has been extended to August 31, 2012.

Effective March 8, 2012, our majority stockholder, JVW Entertainment, Inc., removed two of the Company's directors by action by written consent. More information about the removal of these board members is available in our report on Form 8-K filed on March 15, 2012.

On March 9, 2012, the Company entered into a Securities Purchase Agreement whereby the Company issued a convertible debenture in the amount of $42,500. The convertible debenture matures December 12, 2012 and carries an interest rate of 8% per annum. The convertible debenture can be prepaid during the first 90 days at an amount equal to the outstanding principal amount plus accrued and unpaid interest, multiplied by 140%. The convertible debenture can be prepaid during 91st day through to the 150th day following the issue date, at an amount equal to the outstanding principal amount plus accrued and unpaid interest, multiplied by 145%. The convertible debenture can be prepaid during the 151st day through to the date of maturity, at an amount equal to the outstanding principal amount plus accrued and unpaid interest, multiplied by 150%. If the convertible debenture is not retired prior to maturity, it is convertible into shares of the Company's common stock at a 49% discount off the average of the lowest three closing bid prices as listed on the Over-the-Counter Bulletin Board during the last 15 day trading period ending one trading day prior to a conversion notice being conveyed by the holder.  The proceeds received from the issuance of this convertible debenture were used to pay legal and accounting fees.

Effective April 19, 2012, a member of the Company's directors resigned. More information about the resignation of this board member is available in our report on Form 8-K filed on April 24, 2012.

Effective May 8, 2012, the Company entered into a Purchase and Sale Agreement and Mutual General Release with a consultant and stockholder, and our Vice President for Retail Sales, whereby we sold back all of our interest in the pasta sauce and salsa distribution operation, trademarks and all related business which we had purchased from the two parties on March 5, 2010. In consideration for the transaction we mutually terminated the consulting agreement and non-compete agreement; the stockholder surrendered 940,000 shares of our common stock, 1,000,000 common stock purchase warrants; and cancelled all accrued and unpaid compensation under the consulting agreement. Our Vice President of Retail Sales resigned the position, cancelled all accrued and unpaid compensation, and surrendered 99,868 shares of our common stock. More information about the Purchase and Sale Agreement and Mutual Release is available on our report on Form 8-K filed on May 9, 2012.

As this Form 10Q/A amends a previously filed quarterly report, we have not included discontinued operations disclosure. Complete discontinued operations disclosure will be included in Form 10K for the fiscal year ended May 31, 2012. The following table presents unaudited pro forma information of the results of the Company for the periods ended November 30, 2011 and November 30, 2010 as if the disposition had taken place at the beginning of the periods presented.

	For the Three Months Ended		For the Six Months Ended
	November 30, 2011	November 30, 2010	November 30, 2011	November 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operating loss as reported	$(839,048)	$(324,556)	$(1,006,852)	$(488,756)
Operating loss from discontinued operations	13,816	19,107	34,143	38,120
Pro forma operating loss	(825,232)	(305,449)	(972,709)	(450,636)

On May 14, 2012 the Company changed its name to "Big Three Restaurants, Inc.". We believe this name is compatible with our current trading symbol of "BTHR", which we do not expect to change.